Thomas S. Harman

1.202.373.6725

Thomas.harman@morganlewis.com

VIA EDGAR

October 4, 2016

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal High Income Opportunity Fund (File Nos. 333-211793 and 811-21449)

Dear Sir or Madam:

On behalf of our client, Nuveen Municipal High Income Opportunity Fund (the “Fund”), we are filing Pre-Effective Amendment No. 3 to the Fund’s registration statement on Form N-2 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing is being made for the purpose of responding to comments received from the staff to the Fund’s filing made on September 12, 2016 to i) register additional Common Shares; ii) to update financial information; and iii) make other non-material changes to the Fund’s Prospectus and Statement of Additional Information.

If you have any questions regarding this filing, please contact me at 202.373.6725.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001